SHARE CAPITAL AND RESERVES (Details Narrative) - USD ($)				12 Months Ended
	Dec. 31, 2020	Nov. 30, 2020	Aug. 31, 2020	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Description on statutory reserve				In accordance with the relevant laws and regulations of the PRC, the subsidiary of the Company established in the PRC is required to transfer 10% of its profit after taxation prepared in accordance with the accounting regulations of the PRC to the statutory reserve until the reserve balance reaches 50% of the subsidiary’s paid-up capital. Such reserve may be used to offset accumulated losses or increase the registered capital of the subsidiary, subject to the approval from the PRC authorities, and are not available for dividend distribution to the shareholders
Statutory reserve appropriation amount					$ 10,937
Consolidated statutory reserve		$ 20,630
Paid up statutory reserve					$ 13,821	$ 13,821
Investor [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Company offered common stock, shares	600,000		747,000
Subscription price	$ 5.00		$ 5.00